Property, Plant And Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,016	$ 1,072
Less: accumulated depreciation	(963)	(987)
Property and equipment, net	53	85
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	770	820
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	68	70
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 178	$ 182